EQUITY (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 21, 2024	Sep. 15, 2023	Mar. 01, 2023	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 11, 2024	Oct. 15, 2023	Feb. 28, 2023	Nov. 30, 2022	Oct. 31, 2022	Mar. 14, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			50,000,000		50,000,000		50,000,000			50,000,000	50,000
Common stock par value			$ 0.001		$ 0.001		$ 0.001				$ 1			$ 0.001
Shareholders fund capital												$ 50,000	$ 50,000
Common stock shares issued			50,000,000		11,892,744		8,630,000			6,400,000	50,000			5,700,000
Subdivision of shares description			the Company effected a one thousand-for-one subdivision of shares to shareholders
Number of shares surrendered and cancelled			44,300,000
Common stock, shares outstanding					11,892,744		7,780,000			6,400,000
Dividend shares issued		700,000
Dividends common stock stock		$ 2,212,000
Share price		$ 3.16
Gross proceeds	$ 5,520,000					$ 1,380
Net proceeds from IPO	3,180,963
Escrow funds	$ 500,000
Shares issued for services, value				$ 354,950	354,950
Statutory reserve					$ 279,200		$ 464,637
Payment of dividends
Surrender Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value			$ 0.001
Common stock, shares outstanding			5,700,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value									$ 0.001
Common stock shares issued									850,000
Share price	$ 4.00			$ 0.71
Shares issued	1,380,000					1,380,000
Shares issued for services				500,000	500,000
Shares issued for services, value					$ 500
Issuance of conversion of shares					2,762,744
Convertible debt					$ 1,421,069
Statutory Reserve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Statutory reserve					$ 279,200		$ 464,637
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			50,000
Common stock par value			$ 1
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			50,000,000
Common stock par value			$ 0.001